UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21664

                          Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  August 31


Date of reporting period:   September 1, 2015 through February 29, 2016


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO STOCKHOLDERS.


                       Pioneer Disciplined
                       Value Fund

--------------------------------------------------------------------------------
                       Semiannual Report | February 29, 2016
--------------------------------------------------------------------------------

                       Ticker Symbols:

                       Class A     CVFCX
                       Class C     CVCFX
                       Class R     CVRFX
                       Class Y     CVFYX

                       [LOGO] PIONEER
                              Investments(R)
                      visit us: us.pioneerinvestments.com

Table of Contents

President's Letter                                                             2

Portfolio Management Discussion                                                4

Portfolio Summary                                                             10

Prices and Distributions                                                      11

Performance Update                                                            12

Comparing Ongoing Fund Expenses                                               16

Schedule of Investments                                                       18

Financial Statements                                                          23

Notes to Financial Statements                                                 31

Approval of Investment Advisory Agreement                                     39

Trustees, Officers and Service Providers                                      44

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 1

President's Letter

Dear Shareowner,

Over the past several years, many investors experienced positive returns across most major asset classes. However, 2015 was a tale of two markets, with favorable market conditions in the first half of the year, followed by an abrupt slowdown and increased volatility beginning in August. The global markets were challenged by significant economic cross-currents in different geographic regions and industrial sectors. While the U.S. economy gradually improved, growth slowed in China. Emerging markets struggled following a decline in commodity prices, especially oil. While lower energy prices are good for the consumer, there were ripple effects throughout the global economy.

Against this backdrop, the Standard & Poor's 500 Index rose by just 1.4% in 2015, international equity markets were essentially flat, and emerging market equities fell sharply. Across U.S. fixed-income sectors, U.S. government and investment-grade corporate bonds were fairly flat for the year, while high-yield bonds, as measured by the Bank of America Merrill Lynch Master II High Yield Index, posted a -4.9% total return.

Entering 2016, we see the U.S. economy growing modestly, against an overall global economic backdrop that remains fragile and points towards structurally lower growth. As always in a presidential election year, political rhetoric has the potential to impact U.S. sectors such as health care in 2016. Economies around the world in both developed and emerging markets are experiencing deep structural change. Geopolitical instability on many fronts, the rising risk of policy mistakes, and market liquidity issues all increase the possibility of sharp swings in asset values. In this environment, financial markets remain vulnerable to unusual levels of volatility. While divergences among regions and industries is an important theme, we are generally optimistic about the outlook for the U.S. economy, which we expect will see continued, positive growth led by a strengthened consumer.

Throughout Pioneer's history, we have believed in the importance of active management. In periods of market volatility, we believe that the value of active management is even more compelling. Our experienced and tenured investment teams focus on identifying value across global markets using proprietary research, careful risk management, and a long-term perspective. Our ongoing goal is to produce compelling returns consistent with the stated objectives of our investment products, and with our shareowners' expectations. We believe our shareowners can benefit from the experience and tenure of our investment teams as well as the insights generated from our extensive research process.

2 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

As always, and particularly during times of market uncertainty, we encourage you to work with your financial advisor to develop an overall investment plan that addresses both your short- and long-term goals, and to implement such a plan in a disciplined manner.

We greatly appreciate the trust you have placed in us and look forward to continuing to serve you in the future.

Sincerely,

/s/ Lisa M. Jones

Lisa M. Jones
President and CEO
Pioneer Investment Management USA Inc.
February 29, 2016

Any information in this shareowner report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 3

Portfolio Management Discussion | 2/29/16

In the following interview, portfolio managers John Peckham, CFA, Ashesh (Ace) Savla, and Craig Sterling discuss the market environment for stocks and the performance of Pioneer Disciplined Value Fund during the six-month period ended February 29, 2016. Mr. Peckham, a senior vice president and a portfolio manager at Pioneer, Mr. Savla, a vice president and Team Leader of U.S. Equity Quantitative Research at Pioneer, and Mr. Sterling, a senior vice president, a portfolio manager, and Head of Equity Research, U.S., at Pioneer*, are responsible for the day-to-day management of the Fund.

Q How did the Fund perform during the six-month period ended February 29, 2016?

A Pioneer Disciplined Value Fund returned -4.92% at net asset value during the six-month period ended February 29, 2016, while the Fund's benchmark, the Russell 1000 Value Index, returned -2.87%. During the same period, the average return of the 536 mutual funds in Lipper's 120 variable portfolios in Lipper's Large Cap Value Funds category was -4.79%, and the average return of the 1,431 mutual funds in Morningstar's Large Value Funds category was -3.92%.

Q How would you describe the investment environment for equities during the six-month period ended February 29, 2016?

A Equity markets struggled and were quite volatile for most of the six-month period as investors' concerns about global economic growth dominated the landscape. Among the factors driving weak market sentiment were worries about slowing economic growth in China, the continued drop in commodity prices (especially oil), which negatively affected the energy sector, and uncertainty surrounding the interest-rate tightening cycle of the U.S. Federal Reserve (the Fed), which finally raised rates in December 2015, but maintained a cautious public stance regarding future increases. The market's slump was most pronounced in January 2016, as the major U.S. stock indices, including the Standard & Poor's 500 Index (-4.96%), the Russell 1000 Growth Index (-5.58%), and the Russell 1000 Value Index (-5.17%), the Fund's benchmark, finished the month in decidedly negative territory. February, the

* Note: Craig Sterling was named a portfolio manager of the Fund effective May 29, 2015.

4 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 final month of the period, saw the markets rebound to a certain degree; however, through February 29, 2016, all major stock market indices were down significantly since the start of the new calendar year.

     Within the Russell 1000 Value Index (the Russell Index), energy (-11.60%) was by far the worst performer during the six-month period, as the sector continued to be battered by slumping oil prices. Financials (-9.47%) and consumer discretionary (-5.07%) were also deeply in negative territory during the period. Meanwhile, in a relatively risk-averse investment environment, the more defensive utilities (+11.36%) and telecom services (+11.18%) sectors significantly outperformed the rest of the Russell Index sectors over the six-month period.

Q What were the main reasons for the Fund's underperformance of the Russell Index during the six-month period ended February 29, 2016?

A The Fund's underperformance of its benchmark during the period was due mainly to stock selection results, particularly in the financials and information technology sectors, although results in the materials, utilities, and consumer discretionary sectors also detracted from relative returns.

     The Fund's stock selection results in energy were positive during the period; nevertheless, the worst-performing position in the portfolio relative to the benchmark came from the sector -- Newfield Exploration, an exploration-and-production company. Newfield's shares struggled along with most of the energy sector during the period as oil prices continued their downward trajectory.

     In financials, holdings of two large banks - Bank of America (BofA) and Citizens Financial - and of diversified financials firm Morgan Stanley were the main drags on benchmark-relative returns. Morgan Stanley's performance suffered because of a difficult capital-market environment during the period. As for BofA and Citizens, we had positioned the Fund for a rising-rate environment during the period, with a large allocation to the banking sector (banks tend to fare well when rates are rising). However, when interest rates failed to rise as much as anticipated, both BofA and Citizens, and the banking segment of the market in general, underperformed.

     In information technology, the Fund's shares of semiconductor firm Micron Technology declined in value during the period. One of Micron's businesses is providing random access memory (RAM) for personal computers (PCs),

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 5 and that segment of the technology market struggled with pricing issues during the period as consumers' preference for wireless/mobile computing devices continued to grow. In consumer discretionary, the Fund's shares of Bed, Bath & Beyond detracted from relative performance as the company struggled due to increased competition from online retailers.

     Finally, not owning General Electric (industrials sector), a strong performer during the period, also detracted significantly from the Fund's benchmark-relative returns.

Q Which investment decisions or individual positions aided the Fund's benchmark-relative returns during the six-month period ended February 29, 2016?

A Asset allocation decisions aided relative performance during the period, with portfolio overweights to information technology and utilities, and an underweight to materials contributing the most. Stock selection results in consumer staples, energy, health care, and industrials also boosted the Fund's relative returns.

     In consumer staples, the top two contributors to the Fund's overall benchmark-relative performance were brewer Molson-Coors and food company Tyson Foods. Tyson, long known as a "chicken" company, has now developed a solid portfolio of branded products, particularly in the aftermath of its successfully integrated acquisition of Hillshire Brands. Molson Coors, meanwhile, continued to benefit from ongoing consolidation in the beer/brewing industry.

     Other individual Fund positions that aided benchmark-relative performance during the six-month period included Nasdaq, eBay, and Citigroup. Increased market volatility during the period contributed to Nasdaq's strong performance, as exchanges typically benefit when trading frequency increases. Online retailer/auctioneer eBay fared well for part of the period as the company's spin-off of PayPal provided a boost to performance. We trimmed the Fund's eBay position before the end of the period. Finally, Citigroup, like most large banks, was down during the six- month period, but the Fund held an underweight position in the company compared with the Russell Index, and the underweight contributed to benchmark-relative performance.

6 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Q Could you discuss some of the changes you made to the Fund's portfolio during the six-month period ended February 29, 2016?

A By the end of the 2015 calendar year, the two primary changes we had made to the Fund's positioning were an increase in the portfolio's weighting in health care, and decreased exposure to information technology.

     In health care, we believe valuations are reasonable and see solid revenue growth for many companies in the sector. We also believe the negative political rhetoric about drug pricing that has affected the pharmaceutical industry and other areas of the sector will eventually pass. With regard to information technology, as we noted earlier, the PC market, under assault from the popularity of various handheld and other mobile devices, has not recovered, and the secular decline of the "old" information technology industry has made the sector a tough place for value investors.

Q Did the Fund invest in any derivatives during the six-month period ended February 29, 2016?

A    No. The Fund held no derivatives during the period.

Q    What is your outlook for the remainder of 2016?

A As 2016 progresses, there is much weighing on the stock market, including a commodity and industrial recession that shows few signs of abating, a slowing global economy with diverging central-bank policies, and geopolitical unrest. The markets are also dealing with uncertainty created by the 2016 U.S. presidential election and the political rhetoric - particularly about drug pricing and the future of the Affordable Care Act - emanating from some of the candidates, very high correlations in the stock market, and massive secular changes in many sectors. The commodity and industrial recession arrived in the aftermath of a 10-year boom, led by China, which is still in the early stages of a seemingly much-needed correction of excess in both production and supply. A headline example of massive secular change is the impact that Amazon is having on retailing as well as on technology, both hardware and software.

     However, we believe there are many reasons to be constructive. For example, job and wage growth continue to bolster the U.S. economy; given that consumer-related spending represents a significant portion of gross domestic product, those developments represent a very positive underpinning for the stock market. There are also positive economic and

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 7 business effects resulting from the decline in energy prices. Among other positive factors are record levels of merger-and-acquisition activity, a technology revolution in many areas of the economy that is creating increasingly clear winners, strong innovation in health care, a banking system populated with institutions that are much better capitalized than prior to the credit crisis, and acknowledgement from the Fed that its unprecedented and very accommodative monetary policy is no longer necessary.

     Large-cap value stocks are historically cheap right now, as the market is pricing-in sustained cyclical troughs for the financials, energy, and industrials sectors, while an increasingly narrow slice of the stock market, led by shares of Amazon, Facebook, and Netflix, continues to outperform. We believe that there are compelling valuation opportunities within each sector that should come to fruition if conditions normalize. With that said, the Fund's biggest overweights as of period-end are in health care, the consumer sectors, and utilities. We believe that health care companies will continue to reap rewards from innovation as well as from improved access and efficiency, and that political rhetoric from the presidential campaign will not meaningfully affect the sector's growth and profitability. With regard to utilities and the consumer sectors, we believe shares of companies in those sectors will provide stability in an uncertain economic environment.

     As of February 29, 2016, the Fund's biggest sector allocation continues to be in financials; the sector represents nearly a 30% weight in the Russell Index. In financials, we believe that the U.S. banking system is well capitalized and will continue to benefit from an improving U.S. economy, and that current valuations in the sector are compelling.

8 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Please refer to the Schedule of Investments on pages 18-22 for a full listing of Fund securities.

All investments are subject to risk, including the possible loss of principal. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread.

The Fund invests in a limited number of securities and, as a result, the Fund's performance may be more volatile than the performance of other funds holding more securities.

Investments in small- and mid-sized companies may offer the potential for higher returns, but are also subject to greater short-term price fluctuations than larger, more established companies.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

These risks may increase share price volatility.

Before investing, consider the product's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus or summary prospectus containing this information. Read it carefully.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of opinion as of the date of this report. Past performance is no guarantee of future results.

                  Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 9

Portfolio Summary | 2/29/16

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

U.S. Common Stocks                                                         95.9%
International Common Stocks                                                 2.8%
Depositary Receipts for International Stocks                                1.3%

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                                                                 28.4%
Health Care                                                                14.0%
Energy                                                                     11.9%
Industrials                                                                11.0%
Information Technology                                                     10.5%
Utilities                                                                   8.5%
Consumer Staples                                                            8.0%
Consumer Discretionary                                                      5.3%
Materials                                                                   2.4%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

 1. Johnson & Johnson                                                      4.81%
--------------------------------------------------------------------------------
 2. Schlumberger, Ltd.                                                     3.71
--------------------------------------------------------------------------------
 3. Public Service Enterprise Group, Inc.                                  3.52
--------------------------------------------------------------------------------
 4. Time Warner, Inc.                                                      3.21
--------------------------------------------------------------------------------
 5. Chevron Corp.                                                          3.01
--------------------------------------------------------------------------------
 6. The PNC Financial Services Group, Inc.                                 3.00
--------------------------------------------------------------------------------
 7. JPMorgan Chase & Co.                                                   3.00
--------------------------------------------------------------------------------
 8. Wells Fargo & Co.                                                      2.96
--------------------------------------------------------------------------------
 9. Molson Coors Brewing Co. (Class B)                                     2.93
--------------------------------------------------------------------------------
10. Occidental Petroleum Corp.                                             2.82
--------------------------------------------------------------------------------

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities listed.

10 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Prices and Distributions | 2/29/16

Net Asset Value per Share
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         Class                    2/29/16                         8/31/15
--------------------------------------------------------------------------------
          A                        $12.56                          $16.42
--------------------------------------------------------------------------------
          C                        $12.36                          $16.14
--------------------------------------------------------------------------------
          R                        $12.20                          $16.03
--------------------------------------------------------------------------------
          Y                        $12.61                          $16.49
--------------------------------------------------------------------------------

Distributions per Share: 9/1/15-2/29/16
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                           Short-Term          Long-Term
         Class         Dividends          Capital Gains      Capital Gains
--------------------------------------------------------------------------------
          A             $0.1592              $0.0448            $3.1514
--------------------------------------------------------------------------------
          C             $0.0336              $0.0448            $3.1514
--------------------------------------------------------------------------------
          R             $0.1217              $0.0448            $3.1514
--------------------------------------------------------------------------------
          Y             $0.2056              $0.0448            $3.1514
--------------------------------------------------------------------------------

The Russell 1000 Value Index is an unmanaged measure of the performance of large-cap U.S. value stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. It is not possible to invest directly in an index.

The index defined here pertains to the "Value of $10,000 Investment" and "Value of $5 Million Investment" charts on pages 12-15.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 11

Performance Update | 2/29/16                                      Class A Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Disciplined Value Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 29, 2016)
--------------------------------------------------------------------------------
                                  Net                Public           Russell
                                  Asset              Offering         1000
                                  Value              Price            Value
Period                            (NAV)              (POP)            Index
--------------------------------------------------------------------------------
10 Years                            4.43%              3.81%           5.13%
5 Years                             6.15               4.90            8.81
1 Year                            -11.94             -17.00           -9.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2015)
--------------------------------------------------------------------------------
                                  Gross
--------------------------------------------------------------------------------
                                  1.17%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Disciplined           Russell 1000
                       Value Fund                    Value Index
2/06                   $  9,425                      $ 10,000
2/07                   $ 10,754                      $ 11,661
2/08                   $ 10,384                      $ 10,739
2/09                   $  6,262                      $  5,654
2/10                   $  9,171                      $  8,848
2/11                   $ 10,779                      $ 10,809
2/12                   $ 11,122                      $ 11,044
2/13                   $ 12,320                      $ 12,991
2/14                   $ 14,997                      $ 16,036
2/15                   $ 16,498                      $ 18,198
2/16                   $ 14,528                      $ 16,486

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class A shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

12 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Performance Update | 2/29/16                                      Class C Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 29, 2016)
--------------------------------------------------------------------------------
                                                                      Russell
                                                                      1000
                                  If                 If               Value
Period                            Held               Redeemed         Index
--------------------------------------------------------------------------------
Life of Class
(7/16/08)                           4.70%              4.70%           7.16%
5 Years                             5.24               5.24            8.81
1 Year                            -12.63             -12.63           -9.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2015)
--------------------------------------------------------------------------------
                                  Gross
--------------------------------------------------------------------------------
                                  1.91%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Disciplined           Russell 1000
                       Value Fund                    Value Index
7/08                   $ 10,000                      $ 10,000
2/09                   $  6,408                      $  5,623
2/10                   $  9,297                      $  8,800
2/11                   $ 10,837                      $ 10,750
2/12                   $ 11,055                      $ 10,984
2/13                   $ 12,151                      $ 12,920
2/14                   $ 14,661                      $ 15,948
2/15                   $ 16,015                      $ 18,098
2/16                   $ 13,993                      $ 16,396

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class C shares of the Fund is the performance of Class C shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 13

Performance Update | 2/29/16                                      Class R Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 29, 2016)
--------------------------------------------------------------------------------
                                                                      Russell
                                                                      1000
                                                     Net Asset        Value
Period                                               Value (NAV)      Index
--------------------------------------------------------------------------------
10 Years                                               4.35%           5.13%
5 Years                                                6.00            8.81
1 Year                                               -12.21           -9.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2015)
--------------------------------------------------------------------------------
                                  Gross              Net
--------------------------------------------------------------------------------
                                  1.53%              1.40%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                       Pioneer Disciplined           Russell 1000
                       Value Fund                    Value Index
2/06                   $ 10,000                      $ 10,000
2/07                   $ 11,414                      $ 11,661
2/08                   $ 11,021                      $ 10,739
2/09                   $  6,646                      $  5,654
2/10                   $  9,733                      $  8,848
2/11                   $ 11,440                      $ 10,809
2/12                   $ 11,804                      $ 11,044
2/13                   $ 13,076                      $ 12,991
2/14                   $ 15,889                      $ 16,036
2/15                   $ 17,440                      $ 18,198
2/16                   $ 15,311                      $ 16,486

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The predecessor fund did not offer Class R shares. Accordingly, the performance of Class R shares of the Fund is the performance of Class A shares of the predecessor fund for periods prior to the reorganization, restated to reflect the higher distribution and service fees of Class R shares, but not other differences in expenses.

Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through January 1, 2017, for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

14 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Performance Update | 2/29/16                                      Class Y Shares

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Disciplined Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.

Average Annual Total Returns
(As of February 29, 2016)
--------------------------------------------------------------------------------
                                                                      Russell
                                                                      1000
                                                     Net Asset        Value
Period                                               Value (NAV)      Index
--------------------------------------------------------------------------------
10 Years                                               4.68%           5.13%
5 Years                                                6.49            8.81
1 Year                                               -11.70           -9.41
--------------------------------------------------------------------------------

Expense Ratio
(Per prospectus dated December 31, 2015)
--------------------------------------------------------------------------------
                                                     Gross
--------------------------------------------------------------------------------
                                                     0.85%
--------------------------------------------------------------------------------

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $5 Million Investment

                       Pioneer Disciplined           Russell 1000
                       Value Fund                    Value Index
2/06                   $ 5,000,000                   $ 5,000,000
2/07                   $ 5,706,862                   $ 5,830,517
2/08                   $ 5,510,733                   $ 5,369,305
2/09                   $ 3,329,917                   $ 2,826,869
2/10                   $ 4,894,043                   $ 4,423,956
2/11                   $ 5,770,009                   $ 5,404,467
2/12                   $ 5,969,235                   $ 5,522,079
2/13                   $ 6,638,322                   $ 6,495,430
2/14                   $ 8,101,008                   $ 8,017,796
2/15                   $ 8,947,551                   $ 9,099,000
2/16                   $ 7,900,555                   $ 8,243,055

Call 1-800-225-6292 or visit us.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund ("the predecessor fund") on June 7, 2013. As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. The performance of Class Y shares of the Fund is the performance of Class Y shares of the predecessor fund for periods prior to the reorganization, and has not been restated to reflect any differences in expenses. Performance shown for periods prior to the inception of Class Y shares of the predecessor fund on July 30, 2008, is the net asset value performance of the predecessor fund's Class A shares, which has not been restated to reflect any differences in expenses, including Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares generally are higher than those of Class Y shares, the performance of Class Y shares of the predecessor fund prior to their inception on July 30, 2008, would have been higher than the performance shown.

Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 15

Comparing Ongoing Fund Expenses

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables
--------------------------------------------------------------------------------
Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

(1)  Divide your account value by $1,000
     Example: an $8,600 account value (divided by) $1,000 = 8.6

(2) Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on actual returns from September 1, 2015, through February 29, 2016.

--------------------------------------------------------------------------------
Share Class                        A             C            R            Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00     $1,000.00    $1,000.00    $1,000.00
Value on 9/1/15
--------------------------------------------------------------------------------
Ending Account                 $  950.80     $  947.40    $  949.10    $  952.60
Value (after expenses)
on 2/29/16
--------------------------------------------------------------------------------
Expenses Paid                  $    5.58     $    9.01    $    6.78    $    4.13
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.15%, 1.86%, 1.40%, and 0.85% for Class A, Class C, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

16 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Disciplined Value Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from September 1, 2015, through February 29, 2016.

--------------------------------------------------------------------------------
Share Class                        A             C            R            Y
--------------------------------------------------------------------------------
Beginning Account              $1,000.00     $1,000.00    $1,000.00    $1,000.00
Value on 9/1/15
--------------------------------------------------------------------------------
Ending Account                 $1,019.14     $1,015.61    $1,017.90    $1,020.64
Value (after expenses)
on 2/29/16
--------------------------------------------------------------------------------
Expenses Paid                  $    5.77     $    9.32    $    7.02    $    4.27
During Period*
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized net expense ratio of 1.15%, 1.86%, 1.40%, and 0.85% for Class A, Class C, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 17

Schedule of Investments | 2/29/16 (unaudited)

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
              COMMON STOCKS -- 98.4%
              ENERGY -- 11.8%
              Oil & Gas Equipment & Services -- 3.7%
   292,676    Schlumberger, Ltd.                                          $ 20,990,723
--------------------------------------------------------------------------------------
              Integrated Oil & Gas -- 5.7%
   203,636    Chevron Corp.                                               $ 16,991,388
   231,624    Occidental Petroleum Corp.                                    15,940,364
                                                                          ------------
                                                                          $ 32,931,752
--------------------------------------------------------------------------------------
              Oil & Gas Exploration & Production -- 0.0%+
    22,105    California Resources Corp.                                  $     12,425
--------------------------------------------------------------------------------------
              Oil & Gas Refining & Marketing -- 2.4%
   228,186    Valero Energy Corp.                                         $ 13,709,415
                                                                          ------------
              Total Energy                                                $ 67,644,315
--------------------------------------------------------------------------------------
              MATERIALS -- 1.9%
              Commodity Chemicals -- 1.9%
   134,028    LyondellBasell Industries NV                                $ 10,750,386
                                                                          ------------
              Total Materials                                             $ 10,750,386
--------------------------------------------------------------------------------------
              CAPITAL GOODS -- 8.9%
              Aerospace & Defense -- 4.2%
   101,530    Honeywell International, Inc.                               $ 10,290,066
   110,844    Raytheon Co.                                                  13,728,029
                                                                          ------------
                                                                          $ 24,018,095
--------------------------------------------------------------------------------------
              Construction & Farm Machinery & Heavy Trucks -- 2.6%
    40,397    Cummins, Inc.                                               $  3,941,535
   117,959    WABCO Holdings, Inc.*                                         11,123,534
                                                                          ------------
                                                                          $ 15,065,069
--------------------------------------------------------------------------------------
              Industrial Machinery -- 2.1%
   221,425    Ingersoll-Rand Plc                                          $ 12,302,373
                                                                          ------------
              Total Capital Goods                                         $ 51,385,537
--------------------------------------------------------------------------------------
              TRANSPORTATION -- 2.0%
              Air Freight & Logistics -- 2.0%
    82,035    FedEx Corp.                                                 $ 11,228,951
                                                                          ------------
              Total Transportation                                        $ 11,228,951
--------------------------------------------------------------------------------------
              MEDIA -- 3.2%
              Movies & Entertainment -- 3.2%
   274,354    Time Warner, Inc.                                           $ 18,162,235
                                                                          ------------
              Total Media                                                 $ 18,162,235
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

18 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
              RETAILING -- 2.1%
              General Merchandise Stores -- 2.1%
   163,064    Dollar General Corp.*                                       $ 12,107,502
                                                                          ------------
              Total Retailing                                             $ 12,107,502
--------------------------------------------------------------------------------------
              FOOD & STAPLES RETAILING -- 2.2%
              Food Retail -- 2.2%
   398,788    Whole Foods Market, Inc.                                    $ 12,486,052
                                                                          ------------
              Total Food & Staples Retailing                              $ 12,486,052
--------------------------------------------------------------------------------------
              FOOD, BEVERAGE & TOBACCO -- 4.7%
              Brewers -- 2.9%
   194,452    Molson Coors Brewing Co. (Class B)                          $ 16,580,922
--------------------------------------------------------------------------------------
              Tobacco -- 1.8%
   209,763    Reynolds American, Inc.                                     $ 10,578,348
                                                                          ------------
              Total Food, Beverage & Tobacco                              $ 27,159,270
--------------------------------------------------------------------------------------
              HOUSEHOLD & PERSONAL PRODUCTS -- 1.0%
              Household Products -- 1.0%
    43,707    Kimberly-Clark Corp.                                        $  5,695,022
                                                                          ------------
              Total Household & Personal Products                         $  5,695,022
--------------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES -- 9.1%
              Health Care Equipment -- 1.7%
   130,074    Medtronic PLC                                               $ 10,066,427
--------------------------------------------------------------------------------------
              Health Care Distributors -- 2.6%
   181,897    Cardinal Health, Inc.                                       $ 14,860,985
--------------------------------------------------------------------------------------
              Health Care Services -- 0.9%
    70,608    Express Scripts Holding Co.*                                $  4,969,391
--------------------------------------------------------------------------------------
              Managed Health Care -- 3.9%
   116,857    Aetna, Inc.                                                 $ 12,694,176
    56,067    Humana, Inc.                                                   9,922,177
                                                                          ------------
                                                                          $ 22,616,353
                                                                          ------------
              Total Health Care Equipment & Services                      $ 52,513,156
--------------------------------------------------------------------------------------
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE
              SCIENCES -- 4.7%
              Pharmaceuticals -- 4.7%
   258,347    Johnson & Johnson                                           $ 27,180,687
                                                                          ------------
              Total Pharmaceuticals, Biotechnology & Life Sciences        $ 27,180,687
--------------------------------------------------------------------------------------
              BANKS -- 16.4%
              Diversified Banks -- 10.6%
 1,186,022    Bank of America Corp.                                       $ 14,848,995
   300,813    JPMorgan Chase & Co.                                          16,935,772
   320,166    US Bancorp                                                    12,332,794
   356,866    Wells Fargo & Co.                                             16,744,153
                                                                          ------------
                                                                          $ 60,861,714
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 19

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
              Regional Banks -- 5.8%
   462,752    Citizens Financial Group, Inc.                              $  8,898,721
   231,021    SunTrust Banks, Inc.                                           7,665,277
   208,347    The PNC Financial Services Group, Inc.                        16,940,695
                                                                          ------------
                                                                          $ 33,504,693
                                                                          ------------
              Total Banks                                                 $ 94,366,407
--------------------------------------------------------------------------------------
              DIVERSIFIED FINANCIALS -- 8.4%
              Other Diversified Financial Services -- 1.7%
   338,921    Voya Financial, Inc.                                        $  9,950,721
--------------------------------------------------------------------------------------
              Specialized Finance -- 2.3%
   209,442    Nasdaq, Inc.                                                $ 13,255,584
--------------------------------------------------------------------------------------
              Consumer Finance -- 1.6%
   345,106    Synchrony Financial                                         $  9,300,607
--------------------------------------------------------------------------------------
              Asset Management & Custody Banks -- 1.2%
   251,076    Invesco, Ltd.                                               $  6,713,772
--------------------------------------------------------------------------------------
              Investment Banking & Brokerage -- 1.6%
   371,559    Morgan Stanley Co.                                          $  9,177,507
                                                                          ------------
              Total Diversified Financials                                $ 48,398,191
--------------------------------------------------------------------------------------
              INSURANCE -- 3.1%
              Multi-line Insurance -- 2.4%
   332,941    The Hartford Financial Services Group, Inc.                 $ 14,023,475
--------------------------------------------------------------------------------------
              Property & Casualty Insurance -- 0.7%
   113,751    XL Group Plc                                                $  3,910,759
                                                                          ------------
              Total Insurance                                             $ 17,934,234
--------------------------------------------------------------------------------------
              SOFTWARE & SERVICES -- 5.6%
              Internet Software & Services -- 1.5%
   359,931    eBay, Inc.*                                                 $  8,566,358
--------------------------------------------------------------------------------------
              IT Consulting & Other Services -- 1.5%
   151,350    Cognizant Technology Solutions Corp.*                       $  8,623,923
--------------------------------------------------------------------------------------
              Data Processing & Outsourced Services -- 0.3%
    50,994    PayPal Holdings, Inc.                                       $  1,944,911
--------------------------------------------------------------------------------------
              Systems Software -- 2.3%
   355,664    Oracle Corp.                                                $ 13,081,322
                                                                          ------------
              Total Software & Services                                   $ 32,216,514
--------------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT -- 2.2%
              Communications Equipment -- 2.2%
   473,052    Cisco Systems, Inc.                                         $ 12,384,501
                                                                          ------------
              Total Technology Hardware & Equipment                       $ 12,384,501
--------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

20 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

--------------------------------------------------------------------------------------
 Shares                                                                   Value
--------------------------------------------------------------------------------------
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.7%
              Semiconductors -- 2.7%
    85,128    Analog Devices, Inc.                                        $  4,510,933
   398,621    Micron Technology, Inc.*                                       4,237,341
   277,007    Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)          6,523,515
                                                                          ------------
                                                                          $ 15,271,789
                                                                          ------------
              Total Semiconductors & Semiconductor Equipment              $ 15,271,789
--------------------------------------------------------------------------------------
              UTILITIES -- 8.4%
              Electric Utilities -- 4.9%
   242,861    American Electric Power Co., Inc.                           $ 14,996,667
   427,117    Exelon Corp.                                                  13,449,914
                                                                          ------------
                                                                          $ 28,446,581
--------------------------------------------------------------------------------------
              Multi-Utilities -- 3.5%
   466,329    Public Service Enterprise Group, Inc.                       $ 19,893,595
                                                                          ------------
              Total Utilities                                             $ 48,340,176
--------------------------------------------------------------------------------------
              TOTAL COMMON STOCKS
              (Cost $573,394,247)                                         $565,224,925
--------------------------------------------------------------------------------------
              TOTAL INVESTMENT IN SECURITIES -- 98.4%
              (Cost $573,394,247) (a)                                     $565,224,925
--------------------------------------------------------------------------------------
              OTHER ASSETS & LIABILITIES -- 1.6%                          $  9,327,316
--------------------------------------------------------------------------------------
              TOTAL NET ASSETS -- 100.0%                                  $574,552,241
======================================================================================

+           Amount rounds to less than 0.1%.

*           Non-income producing security.

(A.D.R.)    American Depositary Receipts.

(a) At February 29, 2016, the net unrealized appreciation (depreciation) on investments based on cost for federal income tax purposes of $574,770,532 was as follows:

              Aggregate gross unrealized appreciation for all investments in which
                there is an excess of value over tax cost                             $ 29,588,204
              Aggregate gross unrealized depreciation for all investments in which
                there is an excess of tax cost over value                              (39,133,811)
                                                                                      ------------
              Net unrealized depreciation                                             $ (9,545,607)
                                                                                      ============

Purchases and sales of securities (excluding temporary cash investments) for the six months ended February 29, 2016, aggregated to $75,777,575 and $52,718,333, respectively.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 21

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

   Level 1 - quoted prices in active markets for identical securities.

   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) See Notes to Financial Statements -- Note 1A.

   Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments) See Notes to Financial Statements -- Note 1A.

The following is a summary of the inputs used as of February 29, 2016, in valuing the Fund's investments:

--------------------------------------------------------------------------------
                       Level 1          Level 2       Level 3       Total
--------------------------------------------------------------------------------
Common Stocks          $565,224,925     $       --    $       --    $565,224,925
--------------------------------------------------------------------------------
Total                  $565,224,925     $       --    $       --    $565,224,925
================================================================================

During the six months ended February 29, 2016, there were no transfers between Levels 1, 2 and 3.

The accompanying notes are an integral part of these financial statements.

22 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Statement of Assets and Liabilities | 2/29/16 (unaudited)

ASSETS:
  Investment in securities, at value (cost $573,394,247)            $565,224,925
  Receivables --
     Investment securities sold                                        8,721,743
     Fund shares sold                                                    243,662
     Dividends                                                         1,487,969
  Other assets                                                            50,153
---------------------------------------------------------------------------------
         Total assets                                               $575,728,452
=================================================================================
LIABILITIES:
  Payables --
     Fund shares repurchased                                        $    669,616
  Due to affiliates                                                      256,536
  Due to custodian                                                        59,745
  Trustee fees                                                             4,838
  Due from Pioneer Investment Management, Inc.                            15,558
  Accrued expenses                                                       169,918
---------------------------------------------------------------------------------
         Total liabilities                                          $  1,176,211
=================================================================================
NET ASSETS:
  Paid-in capital                                                   $625,893,873
  Undistributed net investment income                                    554,560
  Accumulated net realized loss on investments                       (43,726,870)
  Net unrealized depreciation on investments                          (8,169,322)
---------------------------------------------------------------------------------
         Total net assets                                           $574,552,241
=================================================================================
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $327,769,426/26,093,968 shares)                 $      12.56
  Class C (based on $124,589,246/10,078,931 shares)                 $      12.36
  Class R (based on $12,306,947/1,008,353 shares)                   $      12.20
  Class Y (based on $109,886,622/8,713,916 shares)                  $      12.61
MAXIMUM OFFERING PRICE:
  Class A ($12.56 (divided by) 94.25%)                              $      13.33
=================================================================================

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 23

Statement of Operations (unaudited)

For the Six Months Ended 2/29/16

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld $17,803)                    $7,315,910
  Interest                                                                    894
-------------------------------------------------------------------------------------------------
         Total investment income                                                   $   7,316,804
-------------------------------------------------------------------------------------------------
EXPENSES:
  Management fees                                                      $2,158,444
  Transfer agent fees
     Class A                                                               63,322
     Class C                                                               12,357
     Class R                                                                2,912
     Class Y                                                                4,084
  Distribution fees
     Class A                                                              454,634
     Class C                                                              731,679
     Class R                                                               35,907
  Shareholder communication expense                                       465,856
  Administrative expense                                                  119,315
  Custodian fees                                                            7,947
  Registration fees                                                        31,654
  Professional fees                                                        23,000
  Printing expense                                                          9,482
  Fees and expenses of nonaffiliated Trustees                              13,826
  Miscellaneous                                                            29,126
-------------------------------------------------------------------------------------------------
     Total expenses                                                                $   4,163,545
-------------------------------------------------------------------------------------------------
     Less fees waived and expenses reimbursed
         by Pioneer Investment Management, Inc.                                    $     (16,124)
-------------------------------------------------------------------------------------------------
  Net expenses                                                                     $   4,147,421
-------------------------------------------------------------------------------------------------
         Net investment income                                                     $   3,169,383
-------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized gain (loss) on investments                                          $ (42,347,626)
-------------------------------------------------------------------------------------------------
  Change in net unrealized appreciation (depreciation) on investments              $   9,915,778
-------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investments                           $ (32,431,848)
-------------------------------------------------------------------------------------------------
  Net decrease in net assets resulting from operations                             $ (29,262,465)
=================================================================================================

The accompanying notes are an integral part of these financial statements.

24 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Statements of Changes in Net Assets

--------------------------------------------------------------------------------------------
                                                            Six Months
                                                            Ended
                                                            2/29/16          Year Ended
                                                            (unaudited)      8/31/15
--------------------------------------------------------------------------------------------
FROM OPERATIONS:
Net investment income (loss)                                $    3,169,383   $    6,630,914
Net realized gain (loss) on investments                        172,659,437
Change in net unrealized appreciation (depreciation)           (42,347,626)
  on investments                                                 9,915,778     (217,223,740)
--------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
          from operations                                   $  (29,262,465)  $  (37,933,389)
--------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
      Class A ($0.16 and $0.11 per share, respectively)     $   (4,257,898)  $   (3,294,101)
      Class C ($0.03 and $0.00(a) per share, respectively)        (366,205)         (18,512)
      Class R ($0.12 and $0.09 per share, respectively)           (131,500)        (107,537)
      Class Y ($0.21 and $0.19 per share, respectively)         (2,057,480)      (2,456,396)
      Class Z ($0.00 and $0.18 per share, respectively)*                --          (26,659)
Net realized gain:
      Class A ($3.20 and $3.62 per share, respectively)        (72,282,061)     (89,629,497)
      Class C ($3.20 and $3.62 per share, respectively)        (30,002,408)     (35,839,611)
      Class R ($3.20 and $3.62 per share, respectively)         (2,968,392)      (3,472,429)
      Class Y ($3.20 and $3.62 per share, respectively)        (28,505,270)     (47,285,940)
      Class Z ($3.20 and $3.62 per share, respectively)*                --         (441,606)
--------------------------------------------------------------------------------------------
           Total distributions to shareowners               $ (140,571,214)  $ (182,572,288)
--------------------------------------------------------------------------------------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale                                      $   30,259,068   $  116,475,301
Reinvestment of distributions                                  128,068,118      159,175,328
Cost of shares repurchased                                    (145,910,562)    (422,145,687)
--------------------------------------------------------------------------------------------
      Net decrease in net assets resulting
          from Fund share transactions                      $   12,416,624   $ (146,495,058)
--------------------------------------------------------------------------------------------
      Net decrease in net assets                            $ (157,417,055)  $ (367,000,735)
NET ASSETS:
Beginning of period                                         $  731,969,296   $1,098,970,031
--------------------------------------------------------------------------------------------
End of period                                               $  574,552,241   $  731,969,296
--------------------------------------------------------------------------------------------
Undistributed net investment income                         $      554,560   $    4,198,260
============================================================================================

(a)  Amount round to less than $0.01 per share.

*    Class Z shares converted to Class Y shares on August 7, 2015.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 25

---------------------------------------------------------------------------------------------
                                Six Months   Six Months
                                Ended        Ended
                                2/29/16      2/29/16             Year Ended    Year Ended
                                Shares       Amount              8/31/15       8/31/15
                                (unaudited)  (unaudited)         Shares        Amount
---------------------------------------------------------------------------------------------
Class A
Shares sold                        829,591   $     11,747,873      2,986,834   $  57,231,274
Reinvestment of distributions    5,304,092         74,023,482      5,085,740      89,655,229
Less shares repurchased         (3,974,751)       (58,012,643)   (11,043,760)   (205,613,170)
---------------------------------------------------------------------------------------------
   Net decrease                  2,158,932   $     27,758,712     (2,971,186)  $ (58,726,667)
=============================================================================================
Class B*
Shares sold                             --   $             --            908   $      18,578
Reinvestment of distributions           --                 --             --              --
Less shares repurchased                 --                 --     (1,092,876)    (22,649,654)
---------------------------------------------------------------------------------------------
   Net decrease                         --   $             --     (1,091,968)  $ (22,631,076)
=============================================================================================
Class C
Shares sold                        729,191   $     10,040,842      1,151,448   $  20,494,212
Reinvestment of distributions    1,704,515         23,277,594      1,571,255      27,198,703
Less shares repurchased         (2,404,643)       (33,577,372)    (2,859,076)    (50,907,638)
---------------------------------------------------------------------------------------------
   Net decrease                     29,063   $       (258,936)      (136,373)  $  (3,214,723)
=============================================================================================
Class R
Shares sold                         78,378   $      1,102,542        136,202   $   2,432,563
Reinvestment of distributions      217,106          2,940,315        197,534       3,401,077
Less shares repurchased           (254,571)        (3,484,034)      (386,128)     (6,854,089)
---------------------------------------------------------------------------------------------
   Net decrease                     40,913   $        558,823        (52,392)  $  (1,020,449)
=============================================================================================
Class Y
Shares sold                        510,444   $      7,367,811      1,887,275   $  36,104,217
Reinvestment of distributions    1,982,250         27,826,727      2,167,526      38,452,368
Less shares repurchased         (3,553,921)       (50,836,513)    (7,392,571)   (133,302,699)
---------------------------------------------------------------------------------------------
   Net decrease                 (1,061,227)  $    (15,641,975)    (3,337,770)  $ (58,746,114)
=============================================================================================
Class Z**
Shares sold                             --   $             --         10,961   $     194,457
Reinvestment of distributions           --                 --         26,678         467,951
Less shares repurchased                 --                 --       (162,639)     (2,818,437)
---------------------------------------------------------------------------------------------
   Net decrease                         --   $             --       (125,000)  $  (2,156,029)
=============================================================================================

*    Class B shares converted to Class A shares on November 10, 2014.

**   Class Z shares converted to Class Y shares on August 7, 2015.

The accompanying notes are an integral part of these financial statements.

26 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Financial Highlights

----------------------------------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year       Year      Year        Year        Year
                                                              2/29/16     Ended      Ended     Ended       Ended       Ended
                                                              (unaudited) 8/31/15    8/31/14   8/31/13 (a) 8/31/12 (a) 8/31/11 (a)
----------------------------------------------------------------------------------------------------------------------------------
Class A
 Net asset value, beginning of period                         $  16.42    $  21.00   $  19.80  $  18.10    $ 17.00     $ 16.57
----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
    Net investment income (loss)                              $   0.08(b) $   0.15   $   0.16  $   0.33    $  0.23     $  0.15
    Net realized and unrealized gain (loss) on investments       (0.58)      (1.00)      3.85      2.56       2.08        2.08
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations           $  (0.50)   $  (0.85)  $   4.01  $   2.89    $  2.31     $  2.23
----------------------------------------------------------------------------------------------------------------------------------
 Distribution to shareowners:
    Net investment income                                     $  (0.16)   $  (0.11)  $  (0.10) $  (0.32)   $ (0.19)    $ (0.15)
    Net realized gain                                            (3.20)      (3.62)     (2.71)    (0.87)     (1.02)      (1.65)
----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                          $  (3.36)   $  (3.73)  $  (2.81) $  (1.19)   $ (1.21)    $ (1.80)
----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                   $  (3.86)   $  (4.58)  $   1.20  $   1.70    $  1.10     $  0.43
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                               $  12.56    $  16.42   $  21.00  $  19.80    $ 18.10     $ 17.00
==================================================================================================================================
 Total return*                                                   (4.92)%     (5.16)%    21.57%    16.22%     14.81%      13.69%
 Ratio of net expenses to average net assets                      1.15%**     1.17%      1.19%     1.24%      1.25%       1.25%
 Ratio of net investment income (loss) to average net assets      1.05%**     0.82%      0.74%     0.81%      1.23%       0.95%
 Portfolio turnover rate                                           137%**      122%        66%       70%        94%         91%
 Net assets, end of period (in thousands)                     $327,769    $392,989   $564,898  $677,504    $ 2,084     $ 1,358
 Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
    Total expenses to average net assets                          1.15%**     1.17%      1.19%     1.34%      1.71%       1.68%
    Net investment income (loss) to average net assets            1.05%**     0.82%      0.74%     0.71%      0.77%       0.52%
==================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 27

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended       Year         Year      Year        Year        Year
                                                             2/29/16     Ended        Ended     Ended       Ended       Ended
                                                             (unaudited) 8/31/15      8/31/14   8/31/13 (a) 8/31/12 (a) 8/31/11 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class C
 Net asset value, beginning of period                        $  16.14    $  20.73     $  19.64  $  17.91    $ 16.84     $ 16.43
-----------------------------------------------------------------------------------------------------------------------------------
 Increase (decrease) from investment operations:
    Net investment income (loss)                             $   0.02(b) $   0.02     $   0.01  $   0.08    $  0.06     $ (0.02)
    Net realized and unrealized gain (loss) on investments      (0.57)      (0.99)        3.82      2.62       2.04        2.06
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) from investment operations          $  (0.55)   $  (0.97)    $   3.83  $   2.70    $  2.10     $  2.04
-----------------------------------------------------------------------------------------------------------------------------------
 Distribution to shareowners:
    Net investment income                                    $  (0.03)   $  (0.00)(c) $  (0.03) $  (0.11)   $ (0.02)    $ (0.00)(c)
    Net realized gain                                           (3.20)      (3.62)       (2.71)    (0.86)     (1.01)      (1.63)
-----------------------------------------------------------------------------------------------------------------------------------
 Total distributions                                         $  (3.23)   $  (3.62)    $  (2.74) $  (0.97)   $ (1.03)    $ (1.63)
-----------------------------------------------------------------------------------------------------------------------------------
 Net increase (decrease) in net asset value                  $  (3.78)   $  (4.59)    $   1.09  $   1.73    $  1.07     $  0.41
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $  12.36    $  16.14     $  20.73  $  19.64    $ 17.91     $ 16.84
===================================================================================================================================
 Total return*                                                  (5.26)%     (5.86)%      20.70%    15.32%     13.62%      12.65%
 Ratio of net expenses to average net assets                     1.86%**     1.91%        1.88%     2.02%      2.15%       2.15%
 Ratio of net investment income (loss) to average net assets     0.34%**     0.08%        0.04%     0.04%      0.35%       0.05%
 Portfolio turnover rate                                          137%**      122%          66%       70%        94%         91%
 Net assets, end of period (in thousands)                    $124,589    $162,238     $211,148  $214,331    $   618     $   673
 Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
    Total expenses to average net assets                         1.86%**     1.91%        1.88%     2.02%      2.34%       2.41%
    Net investment income (loss) to average net assets           0.34%**     0.08%        0.04%     0.04%      0.16%      (0.21)%
===================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

(c)  Amount rounds to less than $0.01 or $(0.01) per share.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

28 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

----------------------------------------------------------------------------------------------------------
                                                              Six Months
                                                              Ended       Year       Year
                                                              2/29/16     Ended      Ended     6/7/13 (a)
                                                              (unaudited) 8/31/15    8/31/14   to 8/31/13
----------------------------------------------------------------------------------------------------------
Class R
Net asset value, beginning of period                          $ 16.03     $ 20.60    $ 19.49   $  19.83
----------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                               $  0.06(b)  $  0.10    $  0.11   $   0.03
   Net realized and unrealized gain (loss) on investments       (0.57)      (0.96)      3.78      (0.37)
----------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations            $ (0.51)    $ (0.86)   $  3.89   $  (0.34)
----------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                      $ (0.12)    $ (0.09)   $ (0.07)  $     --
   Net realized gain                                            (3.20)      (3.62)     (2.71)        --
----------------------------------------------------------------------------------------------------------
Total distributions                                           $ (3.32)    $ (3.71)   $ (2.78)  $     --
----------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                    $ (3.83)    $ (4.57)   $  1.11   $  (0.34)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                $ 12.20     $ 16.03    $ 20.60   $  19.49
==========================================================================================================
Total return*                                                   (5.09)%     (5.32)%    21.25%     (1.72)%
Ratio of net expenses to average net assets                      1.40%**     1.40%      1.40%      1.40%**
Ratio of net investment income (loss) to average net assets      0.80%**     0.59%      0.52%      0.57%**
Portfolio turnover rate                                           137%**      122%        66%        70%**
Net assets, end of period (in thousands)                      $12,307     $15,505    $21,012   $ 23,718
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          1.59%**     1.53%      1.58%      1.51%**
   Net investment income (loss) to average net assets            0.61%**     0.46%      0.34%      0.46%**
==========================================================================================================

(a)  Financial reporting for Class R shares commenced on June 7, 2013.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 29

-----------------------------------------------------------------------------------------------------------------------------------
                                                             Six Months
                                                             Ended        Year        Year      Year        Year        Year
                                                             2/29/16      Ended       Ended     Ended       Ended       Ended
                                                             (unaudited)  8/31/15     8/31/14   8/31/13 (a) 8/31/12 (a) 8/31/11 (a)
-----------------------------------------------------------------------------------------------------------------------------------
Class Y
Net asset value, beginning of period                         $  16.49     $  21.09    $  19.85  $  18.18    $ 17.05     $ 16.57
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from investment operations:
   Net investment income (loss)                              $   0.10(b)  $   0.24    $   0.23  $   0.41    $  0.27     $  0.21
   Net realized and unrealized gain (loss) on investments       (0.57)       (1.03)       3.86      2.51       2.10        2.10
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations           $  (0.47)    $  (0.79)   $   4.09  $   2.92    $  2.37     $  2.31
-----------------------------------------------------------------------------------------------------------------------------------
Distribution to shareowners:
   Net investment income                                     $  (0.21)    $  (0.19)   $  (0.14) $  (0.40)   $ (0.23)    $ (0.21)
   Net realized gain                                            (3.20)       (3.62)      (2.71)    (0.85)     (1.01)      (1.62)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                                          $  (3.41)    $  (3.81)   $  (2.85) $  (1.25)   $ (1.24)    $ (1.83)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net asset value                   $  (3.88)    $  (4.60)   $   1.24  $   1.67    $  1.13     $  0.48
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                               $  12.61     $  16.49    $  21.09  $  19.85    $ 18.18     $ 17.05
===================================================================================================================================
Total return*                                                   (4.74)%      (4.85)%     21.97%    16.63%     15.20%      14.11%
Ratio of net expenses to average net assets                      0.85%**      0.85%       0.82%     0.85%      0.90%       0.90%
Ratio of net investment income (loss) to average net assets      1.35%**      1.12%       1.11%     1.29%      1.59%       1.30%
Portfolio turnover rate                                           137%**       122%         66%       70%        94%         91%
Net assets, end of period (in thousands)                     $109,887     $161,238    $276,563  $347,635    $41,613     $45,691
Ratios with no waiver of fees and assumption of expenses by
   the Adviser and no reduction for fees paid indirectly:
   Total expenses to average net assets                          0.85%**      0.85%       0.82%     0.97%      1.03%       1.02%
   Net investment income (loss) to average net assets            1.35%**      1.12%       1.11%     1.16%      1.46%       1.19%
===================================================================================================================================

(a) The Fund acquired the assets and liabilities of Pioneer Disciplined Value Fund (the "predecessor fund") on June 7, 2013 (the "reorganization"). As a result of the reorganization, the predecessor fund's performance and financial history became the performance and financial history of the Fund. Historical per-share amounts prior to June 7, 2013 have been adjusted to reflect the conversion ratio used to align the net asset values of the predecessor fund with those of the Fund.

(b) The per-share data presented above is based on the average shares outstanding for the period presented.

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.

**   Annualized.

The accompanying notes are an integral part of these financial statements.

30 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Notes to Financial Statements | 2/29/16 (unaudited)

1. Organization and Significant Accounting Policies

Pioneer Disciplined Value Fund (the Fund) is a series of Pioneer Series Trust III, a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term capital growth.

The Fund offers four classes of shares designated as Class A, Class C, Class R and Class Y shares. Class B shares were converted to Class A shares as of the close of business on November 10, 2014. Class Z shares were converted to Class Y shares as of the close of business on August 7, 2015. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder's voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

A.   Security Valuation

     The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 31

     Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.

     Foreign securities are valued in U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing service. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.

     Securities for which independent pricing services are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Pioneer Investment Management, Inc.
     (PIM), the Fund's investment adviser, pursuant to procedures adopted by the Fund's Board of Trustees. PIM's fair valuation team uses fair value methods approved by the Valuation Committee of the Board of Trustees. PIM's fair valuation team is responsible for monitoring developments that may impact fair valued securities and for discussing and assessing fair values on an ongoing basis, and at least quarterly, with the Valuation Committee of the Board of Trustees.

     Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund's net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund's securities may differ significantly from exchange prices and such differences could be material.

     At February 29, 2016, there were no securities that were valued using fair value methods (other than securities valued using prices supplied by independent pricing services, broker-dealers).

32 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

B.   Investment Income and Transactions

     Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. Interest income is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates.

     Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

C.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no provision for federal income taxes is required. As of August 31, 2015, the Fund did not accrue any interest or penalties related to uncertain tax positions, which, if applicable, would be recorded as an income tax expense in the Statement of Operations. Tax returns filed within the prior three fiscal years remain subject to examination by Federal and State tax authorities.

     The amount and character of income and capital gain distributions to shareowners are determined in accordance with federal income tax rules, which may differ from U.S. generally accepted accounting principles. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.

     The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions during the years ended August 31, 2015 was as follows:

     ---------------------------------------------------------------------------
                                                                            2015
     ---------------------------------------------------------------------------
     Distributions paid from:
     Ordinary income                                                $ 50,135,185
     Long-term capital gain                                          132,437,103
     ---------------------------------------------------------------------------
          Total                                                     $182,572,288
     ===========================================================================

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 33

     The following shows the components of distributable earnings on a federal income tax-basis at August 31, 2015:

     ---------------------------------------------------------------------------
                                                                           2015
     ---------------------------------------------------------------------------
     Distributable earnings:
     Undistributed ordinary income                                 $  6,071,288
     Undistributed long-term capital gain                           131,882,144
     Net unrealized depreciation                                    (19,461,385)
     ---------------------------------------------------------------------------
          Total                                                    $118,492,047
     ===========================================================================

     The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales.

D.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredit S.p.A. (UniCredit), earned $11,244 in underwriting commissions on the sale of Class A shares during the six months ended February 29, 2016.

E.   Class Allocations

     Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.

     Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares do not pay distribution fees. All expenses and fees paid to the transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.

34 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

F.   Risks

     At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains unaudited information regarding the Fund's principal risks. Please refer to that document when considering the Fund's principal risks.

2. Management Agreement

Pioneer Investment Management, Inc. (PIM), a wholly owned indirect subsidiary of UniCredit, manages the Fund's portfolio. Management fees are calculated daily at the annual rate equal to 0.65% of the Fund's average daily net assets up to $1 billion, 0.60% of the next $2 billion of the Fund's average daily net assets, 0.55% of the next $4.5 billion of the Fund's average daily net assets and 0.525% of the Fund's average daily net assets over $7.5 billion. For the six month ended February 29, 2016, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% of the Fund's average daily net assets.

PIM has contractually agreed to limit ordinary operating expenses of the Fund to the extent required to reduce Fund expenses to 1.20%, 2.10%, 1.40% and 0.85% and of the average daily net assets attributable to Class A, Class C, Class R and Class Y shares, respectively. Fees waived and expenses reimbursed during the six months ended February 29, 2016 are reflected on the Statement of Operations. These expense limitations are in effect through January 1, 2017. There can be no assurance that PIM will extend the expense limitation agreement for a class of shares beyond the date referred to above.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $39,544 in management fees, administrative costs and certain other reimbursements payable to PIM at February 29, 2016.

3. Transfer Agent

Prior to November 2, 2015, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), a wholly owned indirect subsidiary of UniCredit, provided substantially all transfer agent and shareowner services to the Fund at negotiated rates.

Effective November 2, 2015, Boston Financial Data services serves as the transfer agent to the Fund at negotiated rates

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 35

In addition, the Fund reimburses the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, outgoing phone calls and omnibus relationship contracts. For the six months ended February 29, 2016, such out-of-pocket expenses by class of shares were as follows:

--------------------------------------------------------------------------------
Shareholder Communications
--------------------------------------------------------------------------------
Class A                                                                 $261,577
Class C                                                                   90,662
Class R                                                                   23,428
Class Y                                                                   90,189
--------------------------------------------------------------------------------
   Total                                                                $465,856
================================================================================

Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $186,989 in transfer agent fees and out-of-pocket reimbursements payable to the transfer agent at February 29, 2016.

4. Distribution Plan

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays PFD 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays PFD 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in "Due to affiliates" reflected on the Statement of Assets and Liabilities is $30,003 in distribution fees payable to PFD at February 29, 2016.

The Fund also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans.

36 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

In addition, redemptions of each class of shares (except Class R and Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class R or Class Y shares. Proceeds from the CDSCs are paid to PFD. For the six months ended February 29, 2016, CDSCs in the amount of $1,293 were paid to PFD.

5. Line of Credit Facility

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the facility or the limits set for borrowing by the Fund's prospectus and the 1940 Act. The credit facility in effect until June 9, 2015, was in the amount of $215 million. For the period from June 9, 2015 to February 9, 2016, the facility was in the amount of $240 million. Effective February 10, 2016, the facility is in the amount of $220 million. Under such facility, depending on the type of loan, interest on borrowings is payable at the London Interbank Offered Rate (LIBOR) plus 0.85% on an annualized basis, or the Alternate Base Rate, which is the greater of (a) the facility's administrative agent's daily announced prime rate on the borrowing date, (b) 2% plus the Federal Funds Rate on the borrowing date and (c) 2% plus the overnight Eurodollar rate on the borrowing date. The Funds pay an annual commitment fee to participate in a credit facility. The commitment fee is allocated among participating Funds based on an allocation schedule set forth in the credit agreement. For the six months ended February 29, 2016, the Fund had no borrowings under the credit facility.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 37

ADDITIONAL INFORMATION (unaudited)

PIM, the Fund's investment adviser, is currently an indirect, wholly owned subsidiary of UniCredit. On November 11, 2015, UniCredit announced that it signed a binding master agreement with Banco Santander and affiliates of Warburg Pincus and General Atlantic (the "Private Equity Firms") with respect to Pioneer Investments ("Pioneer") and Santander Asset Management ("SAM") (the "Transaction").

The Transaction, as previously announced by UniCredit, will establish a holding company, with the name Pioneer Investments, to be owned by UniCredit (50%) and the Private Equity Firms (50% between them). The holding company will control Pioneer's U.S. operations, including the Adviser. The holding company also will own 66.7% of Pioneer's and SAM's combined operations outside the U.S., while Banco Santander will own directly the remaining 33.3% stake. The closing of the Transaction is expected to happen in 2016, subject to certain regulatory and other approvals.

Under the Investment Company Act of 1940, completion of the Transaction will cause the Fund's current investment advisory agreement with PIM to terminate. Accordingly, the Fund's Board of Trustees will be asked to approve a new investment advisory agreement. If approved by the Board, the Fund's new investment advisory agreement will be submitted to the shareholders of the Fund for their approval.

38 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Approval of Investment Advisory Agreement

Pioneer Investment Management, Inc. (PIM) serves as the investment adviser to Pioneer Disciplined Value Fund (the Fund) pursuant to an investment advisory agreement between PIM and the Fund. In order for PIM to remain the investment adviser of the Fund, the Trustees of the Fund must determine annually whether to renew the investment advisory agreement for the Fund.

The contract review process began in January 2015 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2015 and July 2015. Supplemental contract review materials were provided to the Trustees in September 2015. In addition, the Trustees reviewed and discussed the Fund's performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund's investment advisory agreement.

In March 2015, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment advisory agreement, and reviewed and discussed the qualifications of the investment management teams, as well as the level of investment by the Fund's portfolio managers in the Fund. In July 2015, the Trustees, among other things, reviewed the Fund's management fee and total expense ratios, the financial statements of PIM and its parent companies, the profitability analyses provided by PIM, and possible economies of scale. The Trustees also reviewed the profitability of the institutional business of PIM and PIM's affiliate, Pioneer Institutional Asset Management, Inc. (together with PIM, "Pioneer"), as compared to that of PIM's fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Pioneer's institutional accounts, as well as the different services provided by PIM to the Fund and by Pioneer to the institutional accounts. The Trustees further considered contract review materials in September 2015.

At a meeting held on September 15, 2015, based on their evaluation of the information provided by PIM and third parties, the Trustees of the Fund, including the Independent Trustees voting separately, unanimously approved the renewal of the investment advisory agreement for another year. In approving the renewal of the investment advisory agreement, the Trustees

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 39 considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. The Trustees considered the non-investment resources and personnel of PIM involved in PIM's services to the Fund, including PIM's compliance and legal resources and personnel. The Trustees noted the substantial attention and high priority given by PIM's senior management to the Pioneer fund complex.

The Trustees considered that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including Fund officers) and other resources that are necessary for the Fund's business management and operations. The Trustees also considered that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. The Trustees considered the fees paid to PIM for the provision of administration services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund

In considering the Fund's performance, the Trustees regularly review and discuss throughout the year data prepared by PIM and information comparing the Fund's performance with the performance of its peer group of funds as classified by each of Morningstar, Inc. (Morningstar) and Lipper, and with the performance of the Fund's benchmark index. They discussed the Fund's performance with PIM on a more frequent basis in light of the Fund's unfavorable performance compared to its benchmark index and peers over certain periods. The Trustees noted PIM's explanation for the Fund's relative performance and the steps taken by PIM to address the Fund's performance, including reducing certain sector exposures. It also was noted that Craig Sterling, a Senior Vice President and Head of Equity Research, U.S., became a portfolio manager of the Fund in May, 2015. The Trustees' reviews and

40 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 discussions, including the steps taken by PIM to address the Fund's performance, were factored into the Trustees' deliberations concerning the renewal of the advisory agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of its peer group of funds as classified by Morningstar and also to the expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. In all quintile rankings referred to below, first quintile is most favorable to the Fund's shareowners.

The Trustees considered that the Fund's management fee for the most recent fiscal year was in the second quintile relative to the management fees paid by other funds in its Morningstar peer group for the comparable period. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund's Class A shares for the most recent fiscal year was in the fourth quintile relative to its Morningstar peer group and in the second quintile relative to its Strategic Insight peer group, in each case for the comparable period. The Trustees noted that PIM was waiving fees and/or reimbursing expenses in order to limit the ordinary operating expenses of the Fund. The Trustees considered the impact of transfer agency, sub-transfer agency and other non-management fee expenses on the expense ratios of the Fund, and noted the impact of expenses relating to small accounts and omnibus accounts on transfer and sub-transfer agency expenses generally. The Trustees noted that they separately review the Fund's transfer agency, sub-transfer agency and intermediary arrangements.

The Trustees reviewed management fees charged by Pioneer to institutional and other clients, including publicly offered European funds sponsored by affiliates of Pioneer, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered PIM's costs in providing services to the Fund and Pioneer's costs in providing services to the other clients and considered the differences in management fees and profit margins for Fund and non-Fund services. In evaluating the fees associated with Pioneer's client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 41

Fund that it does not provide to those other clients or services that are broader in scope, including oversight of the Fund's other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the different entrepreneurial risks associated with PIM's management of the Fund and Pioneer's management of the other client accounts.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of the services provided by PIM to the Fund.

Profitability

The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered PIM's views relating to economies of scale in connection with the Pioneer Funds as fund assets grow and the extent to which any such economies of scale are shared with funds and fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognize that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by PIM in research and analytical capabilities and PIM's commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Funds.

42 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

Other Benefits

The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered the character and amount of fees paid by the Fund, other than under the investment advisory agreement, for services provided by PIM and its affiliates. The Trustees further considered the revenues and profitability of PIM's businesses other than the fund business. Pioneer is the principal U.S. asset management business of Pioneer Global Asset Management, the worldwide asset management business of UniCredit Group, which manages over $150 billion in assets (including the Funds). Pioneer and the Funds receive reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Funds, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Pioneer as a result of its relationship with the Funds were reasonable and their consideration of the advisory agreement between the Fund and PIM and the fees thereunder were unaffected by Pioneer's possible receipt of any such intangible benefits.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including all of the Independent Trustees, concluded that the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment advisory agreement for the Fund.

                 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16 43

Trustees, Officers and Service Providers

Trustees                                 Advisory Trustee
Thomas J. Perna, Chairman                Lorraine H. Monchak*
David R. Bock
Benjamin M. Friedman                     Officers
Margaret B.W. Graham                     Lisa M. Jones, President and Chief
Marguerite A. Piret                         Executive Officer
Fred J. Ricciardi                        Mark E. Bradley, Treasurer and
Kenneth J. Taubes                           Chief Financial Officer
                                         Christopher J. Kelley, Secretary and
                                            Chief Legal Officer

Investment Adviser and Administrator
Pioneer Investment Management, Inc.

Custodian and Sub-Administrator
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Morgan, Lewis & Bockius LLP

Shareowner Services and Transfer Agent
Boston Financial Data Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at us.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at www.sec.gov.

*    Ms. Monchak is a non-voting Advisory Trustee.

44 Pioneer Disciplined Value Fund | Semiannual Report | 2/29/16

How to Contact Pioneer

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:
--------------------------------------------------------------------------------

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Write to us:
--------------------------------------------------------------------------------
Pioneer Funds
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                   ask.pioneer@pioneerinvestments.com
(for general questions about Pioneer only)

Visit our web site: us.pioneerinvestments.com

This report must be preceded or accompanied by a prospectus.

The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

[LOGO] PIONEER
       Investments(R)

Pioneer Investment Management, Inc.
60 State Street
Boston, MA 02109
us.pioneerinvestments.com

Securities offered through Pioneer Funds Distributor, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
(C) 2016 Pioneer Investments 19126-10-0416

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant's principal executive officer,principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant's portfolio ("Portfolio Manager"). Also state each Portfolio Manager's business experience during the past 5 years.


Not applicable to open-end management investment companies.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

Not applicable to open-end management investment companies.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occured during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 27, 2016


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, President & Chief Executive Officer

Date April 27, 2016


By (Signature and Title)* /s/ Mark Bradley
Mark E. Bradley, Treasurer & Chief Accounting & Financial Officer

Date April 27, 2016

* Print the name and title of each signing officer under his or her signature.